Inventories	12 Months Ended
Dec. 31, 2013
Inventories [Abstract]
Inventories
(5) Inventories

Inventories consisted of the following:

	December 31, 2013		December 31, 2012
	RMB	US$	RMB
Raw materials	16,322	2,696	19,081
Work-in-progress	3,436	568	3,095
Finished goods	24,114	3,983	17,507
Consumables and spare parts	693	114	719
Allowance for obsolescence	(6,111)	(1,009)	(6,111)
	38,454	6,352	34,291